20. Intangible Assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 6,459,812		R$ 6,145,076
Disposal		(42,740)		(47,434)		R$ (30,026)
Intangible assets, beginning		6,452,824		6,459,812		6,145,076
Distribution concession agreement in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		7,537,158		7,230,163
Acquisitions		0		0
Customers contributions		628		0
Provision for claims added to the cost of the works		0		0
Transfers from / for accounts receivable related to concession		0		(2,230)
Capitalizations for intangible in service		822,472		743,351
Amortization of quotas - concession and authorization	[1]	(411,575)		(395,255)
Amortization of quotas - PIS/Pasep and Cofins credits		(11,014)		(11,270)
Amortization of quotas appropriated in the cost of the work				(292)
Disposal		29,704		27,309
Intangible assets, beginning		7,907,965		7,537,158		7,230,163
Distribution concession agreement in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		849,715		773,107
Acquisitions		757,709		892,693
Customers contributions		0		0
Provision for claims added to the cost of the works		(1,587)		3,430
Transfers from / for accounts receivable related to concession		(56,853)		(56,740)
Capitalizations for intangible in service		(822,472)		(743,351)
Amortization of quotas - concession and authorization	[1]	0		0
Amortization of quotas - PIS/Pasep and Cofins credits		0		0
Amortization of quotas appropriated in the cost of the work				292
Disposal		12,066		19,716
Intangible assets, beginning		714,446		849,715		773,107
Distribution concession agreement special liabilities in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(2,845,024)		(2,830,995)
Acquisitions		0		0
Customers contributions		(579)		0
Provision for claims added to the cost of the works		0		0
Transfers from / for accounts receivable related to concession		0		0
Capitalizations for intangible in service		(128,351)		(135,104)
Amortization of quotas - concession and authorization	[1]	125,740		121,075
Amortization of quotas - PIS/Pasep and Cofins credits		0		0
Amortization of quotas appropriated in the cost of the work				0
Disposal		(2,776)		0
Intangible assets, beginning		(2,845,438)		(2,845,024)		(2,830,995)
Distribution concession agreement special liabilities in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(28,468)		(40,763)
Acquisitions		0		0
Customers contributions		(125,983)		(122,809)
Provision for claims added to the cost of the works		0		0
Transfers from / for accounts receivable related to concession		0		0
Capitalizations for intangible in service		128,351		135,104
Amortization of quotas - concession and authorization	[1]	0		0
Amortization of quotas - PIS/Pasep and Cofins credits		0		0
Amortization of quotas appropriated in the cost of the work				0
Disposal		0		0
Intangible assets, beginning		(26,100)		(28,468)		(40,763)
Distribution concession agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		5,513,381		5,131,512
Acquisitions		757,709		892,693
Customers contributions		(125,934)		(122,809)
Provision for claims added to the cost of the works		(1,587)		3,430
Transfers from / for accounts receivable related to concession		(56,853)		(58,970)
Capitalizations for intangible in service		0		0
Amortization of quotas - concession and authorization	[1]	(285,835)		(274,180)
Amortization of quotas - PIS/Pasep and Cofins credits		(11,014)		(11,270)
Amortization of quotas appropriated in the cost of the work				0
Disposal		38,994		47,025
Intangible assets, beginning		5,750,873		5,513,381		5,131,512
Generation concession agreement in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		254,280		242,298
ANEEL grant - use of public property		0		0
Renegotiation of hydrological risk - GSF				26,872
Amortization of quotas - concession and authorization		(17,837)	[2]	(14,890)	[3]
Transfers to/from property, plant and equipment		0
Intangible assets, beginning		236,443		254,280		242,298
Generation concession agreement in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		6,299		5,557
ANEEL grant - use of public property		678		742
Renegotiation of hydrological risk - GSF				0
Amortization of quotas - concession and authorization		0	[2]	0	[3]
Transfers to/from property, plant and equipment		0
Intangible assets, beginning		6,977		6,299		5,557
Generation concession agreement concession authorization rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		403,133		416,272
ANEEL grant - use of public property		0		0
Renegotiation of hydrological risk - GSF				0
Amortization of quotas - concession and authorization		(13,139)	[2]	(13,139)	[3]
Transfers to/from property, plant and equipment		(14,193)
Intangible assets, beginning		375,801		403,133		416,272
Generation concession agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		663,712		664,127
ANEEL grant - use of public property		678		742
Renegotiation of hydrological risk - GSF				26,872
Amortization of quotas - concession and authorization		(30,976)	[2]	(28,029)	[3]
Transfers to/from property, plant and equipment		(14,193)
Intangible assets, beginning		619,221		663,712		664,127
Gas distribution in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		198,271		187,608
Acquisitions		0		0
Transfers from / for accounts receivable related to concession		(154,908)		0
Capitalizations for intangible in service		10,011		35,934
Amortization of quotas - concession and authorization	[4]	(28,753)		(25,251)
Disposal		204		20
Intangible assets, beginning		24,417		198,271		187,608
Gas distribution
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		238,509		306,708
Acquisitions		13,745		25,847
Transfers from / for accounts receivable related to concession		(24,501)		(68,737)
Capitalizations for intangible in service		(10,011)		0
Amortization of quotas - concession and authorization	[4]	0		(25,251)
Disposal		0		58
Intangible assets, beginning		19,471		238,509		306,708
Gas distribution in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		40,238		119,100
Acquisitions		13,745		25,847
Transfers from / for accounts receivable related to concession		(179,409)		(68,737)
Capitalizations for intangible in service		0		(35,934)
Amortization of quotas - concession and authorization	[4]	(28,753)		0
Disposal		204		38
Intangible assets, beginning		43,888		40,238		119,100
Other in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		25,725		22,853
Acquisitions		0		0
Transfers from investments				0
Transfers from / for accounts receivable related to concession				150
Capitalizations for intangible in service		5,744		11,690
Amortization of quotas - concession and authorization	[4]	(8,809)		(8,936)
Amortization of quotas - PIS/Pasep and Cofins credits		(54)		(57)
Transfers to/from property, plant and equipment		105		25
Disposal		18		0
Intangible assets, beginning		22,693		25,725		22,853
Other in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		18,485		19,876
Acquisitions		6,932		10,187
Transfers from investments				122
Transfers from / for accounts receivable related to concession				0
Capitalizations for intangible in service		(5,744)		(11,690)
Amortization of quotas - concession and authorization	[4]	0		0
Amortization of quotas - PIS/Pasep and Cofins credits		0		0
Transfers to/from property, plant and equipment		0		341
Disposal		3,524		351
Intangible assets, beginning		16,149		18,485		19,876
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		44,210		42,729
Acquisitions		6,932		10,187
Transfers from investments				122
Transfers from / for accounts receivable related to concession				150
Capitalizations for intangible in service		0		0
Amortization of quotas - concession and authorization	[4]	(8,809)		(8,936)
Amortization of quotas - PIS/Pasep and Cofins credits		(54)		(57)
Transfers to/from property, plant and equipment		105		366
Disposal		3,542		351
Intangible assets, beginning		R$ 38,842		R$ 44,210		R$ 42,729

[1]	Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.
[2]	Amortization during the concession/authorization as of the start of commercial operations of the enterprises.
[3]	Includes the balances of use of public asset and hydrological risk renegotiation.
[4]	Annual amortization rate: 20%.